Leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance lease cost:
Amortization of right-of-use assets	$ 33	$ 68	$ 66
Interest on lease liabilities	1	7	12
Operating lease cost:
Fixed rent expense	587	695	602
Short-term lease cost	2	7	22
Lease cost	623	777	702
Cost of Sales
Operating lease cost:
Lease cost	(0)	(0)	(0)
General & Administrative Expenses
Operating lease cost:
Lease cost	$ 623	$ 777	$ 702